General (Total Expenses Related to Acquisition and Other Non-recurring Expenses) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Night Vision Business | Acquisition and other non-recurring expenses
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Inventory write-off		$ 54,713
Long-lived assets write-off		317
Total		55,030
Night Vision Business | Acquisition and other non-recurring expenses | Cost of revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total		$ 55,030
IMI Systems Ltd.
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Intangibles write-off	$ 67,030
IMI Systems Ltd. | Acquisition and other non-recurring expenses
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Inventory write-off			$ 43,487
Employees related costs			12,709
Long-lived assets write-off			2,700
Intangibles write-off			5,520
Other			5,048
Total			69,464
IMI Systems Ltd. | Acquisition and other non-recurring expenses | Cost of revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total			66,636
IMI Systems Ltd. | Acquisition and other non-recurring expenses | Marketing and selling
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total			128
IMI Systems Ltd. | Acquisition and other non-recurring expenses | Other income
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total			$ 2,700